Other current operating assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Other Current Operating Assets and Liabilities

(CHF in millions)	12/31/2025	12/31/2024

Prepaid expenses	33.6	29.0
Indirect taxes (VAT/GST) receivables	72.8	45.4
Anticipated net sales returns	10.8	6.3
Income tax receivables	1.6	6.7
Other current operating assets	39.3	26.3
Other current operating assets	158.2	113.7

(CHF in millions)	12/31/2025	12/31/2024

Accrued expenses	204.3	184.4
Accrued personnel expenses	39.6	17.1
Indirect taxes (VAT/GST) payables	55.7	42.5
Social security payables	8.8	17.1
Other payables	17.2	25.4
Other current operating liabilities	29.7	12.8
Other current operating liabilities	355.4	299.3